Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 24,430	$ 24,349
Finished goods	24,024	26,051
Total	$ 48,454	$ 50,400